Note 7 - Leases - Undiscounted Future Lease Payments Under Operating Leases and Financial Leases (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
2027, operating	$ 5,822,000
2027, finance	2,711,000
2028, operating	4,780,000
2028, finance	2,304,000
2029, operating	2,906,000
2029, finance	1,152,000
2030, operating	2,512,000
2030, finance	416,000
Thereafter, operating	2,189,000
Thereafter, finance	2,000
Thereafter	3,971
Thereafter	0
Total minimum payment required, operating	22,180,000
Total minimum payment required, finance	6,585,000
Less interest, operating	2,893,000
Less interest, finance	340,000
Present value of minimum lease payments, operating	19,287,000
Present value of minimum lease payments, finance	6,245,000
Amount due within one year, operating	4,944,000
Amount due within one year, finance	2,530,000
Long-term lease obligations, operating	14,343,000	$ 6,924,000
Long-term lease obligations, finance	$ 3,715,000	$ 8,377,000